Average Annual Total Returns - FidelityFlexGovernmentMoneyMarketFund-PRO - FidelityFlexGovernmentMoneyMarketFund-PRO - Fidelity Flex Government Money Market Fund - Fidelity Flex Government Money Market Fund - Return Before Taxes
	Jun. 29, 2023
Average Annual Return:
Past 1 year	1.67%
Past 5 years	1.28%
Since Inception	1.24%	[1]

[1]	A From March 8, 2017